Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000217028
Shareholder Report [Line Items]
Fund Name	Princeton Adaptive Premium Fund
Class Name	Class A Shares
Trading Symbol	PAPAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.princetonadaptivepremiumfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$90	1.78%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 2,588,890
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,588,890
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	-0.1%
Money Market Funds	5.3%
U.S. Government & Agencies	94.8%

C000217027
Shareholder Report [Line Items]
Fund Name	Princeton Adaptive Premium Fund
Class Name	Class I Shares
Trading Symbol	PAPIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-868-9501
Additional Information Website	www.princetonadaptivepremiumfund.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$78	1.53%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.53%
Material Change Date	Oct. 31, 2024
AssetsNet	$ 2,588,890
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,588,890
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Options	-0.1%
Money Market Funds	5.3%
U.S. Government & Agencies	94.8%